Regulatory Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Regulatory Assets and Liabilities [Abstract]
REGULATORY ASSETS AND LIABILITIES

5.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation are determined by the PUCT.   Components of our regulatory assets and liabilities as of September 30, 2018 and December 31, 2017 are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	September 30, 2018	September 30, 2018	December 31, 2017

Regulatory assets:
Employee retirement costs being amortized	10 years	$305	$331
Unrecovered employee retirement costs incurred since the last rate review period (a)	To be determined	30	30
Employee retirement liability (a)(b)(c)	To be determined	800	854
Employee retirement plans - non-service costs	Lives of related assets	33	-
Self-insurance reserve (primarily storm recovery costs) being amortized	10 years	362	394
Unrecovered self-insurance reserve incurred since the last rate review period (a)	To be determined	53	49
Securities reacquisition costs	Lives of related debt	10	12
Deferred conventional meter and metering facilities depreciation	3 years	42	57
Under-recovered AMS costs	10 years	190	206
Excess deferred income taxes		-	197
Energy efficiency performance bonus (b)	1 year or less	3	12
Other regulatory assets	Various	22	38
Total regulatory assets		1,850	2,180

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,006	954
Excess deferred income taxes	Primarily over lives of related assets	1,587	1,789
Federal income taxes - over-collected due to TCJA rate change	1 year or less	75	-
Over-recovered wholesale transmission service expense (b)	1 year or less	73	47
Other regulatory liabilities	Various	22	17
Total regulatory liabilities		2,763	2,807
Net regulatory assets (liabilities)		$(913)	$(627)

____________

(a)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(b)	Not earning a return in the regulatory rate-setting process.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

5.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the periods which they are to be recovered or refunded through rate regulation are determined by the PUCT.  Components of our regulatory assets and liabilities and their remaining periods as of December 31, 2017 are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2017	December 31, 2017	December 31, 2016

Regulatory assets:
Employee retirement costs being amortized	10 years	$331	$23
Unrecovered employee retirement costs incurred since the last rate review period (b)	To be determined	30	327
Employee retirement liability (a)(b)(c)	To be determined	854	849
Self-insurance reserve (primarily storm recovery costs) being amortized	10 years	394	64
Unrecovered self-insurance reserve incurred since the last rate review period (b)	To be determined	49	367
Securities reacquisition costs (post-industry restructure)	Lives of related debt	12	13
Deferred conventional meter and metering facilities depreciation	3 years	57	78
Under-recovered AMS costs	10 years	206	209
Unprotected excess deferred taxes	Various	197	-
Energy efficiency performance bonus (a)	1 year or less	12	10
Other regulatory assets	Various	38	34
Total regulatory assets		2,180	1,974

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	954	819
Protected excess deferred taxes	Various	1,595	3
Unprotected excess deferred taxes	Various	194	-
Over-recovered wholesale transmission service expense (a)	1 year or less	47	10
Other regulatory liabilities	Various	17	24
Total regulatory liabilities		2,807	856
Net regulatory assets (liabilities)		$(627)	$1,118

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

The excess deferred tax related balances at December 31, 2017 are primarily the result of the TCJA corporate federal income tax rate reduction from 35% to 21%.  These regulatory assets and liabilities reflect our obligation, as required by PUCT order in Docket No. 46957, to refund to utility customers any excess deferred tax related balances created by the reduction in the corporate federal income tax rate.  The TCJA includes provisions that stipulate how quickly certain of these excess deferred tax related balances, labeled “Protected excess deferred taxes”, may be refunded to our customers through reductions in our future rates. These adjustments had no impact on our 2017 cash flows.

In October 2017, the PUCT issued a final order in our rate review filed in March 2017.  The rate review included a determination of the recoverability of regulatory assets at December 31, 2016, including the recoverability period of those assets deemed allowable by the PUCT.  The rate review resulted in significant amounts being reclassified to “Employee retirement costs being amortized” and “Self-insurance reserve being amortized” as reflected in the table above.

In September 2008, the PUCT approved a settlement for us to recover our estimated future investment for advanced metering deployment.  We began billing the AMS surcharge in the January 2009 billing month cycle.  The surcharge was expected to total $1.023 billion over the 11-year recovery period and includes a cost recovery factor of $2.19 per month per residential retail customer and $2.39 to $5.15 per month for non-residential retail customers.  We accounted for the difference between the surcharge billings for advanced metering facilities and the allowable revenues under the surcharge provisions, which were based on expenditures and an allowed return, as a regulatory asset or liability.  Such differences arose principally as a result of timing of expenditures or cost increases.    In accordance with the PUCT Docket No 46957 rate review final order, effective November 27, 2017, the AMS surcharge ceased and ongoing AMS costs are being recovered through base rates which include the recovery of the AMS regulatory asset over a 10-year period.